Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
January 31, 2022
OS-NPRT1-0422
1.813050.117
Common Stocks - 97.0%
	Shares	Value ($) (000s)
Australia - 0.0%
Lynas Rare Earths Ltd. (a)	34,039	220
Austria - 0.5%
Erste Group Bank AG	55,700	2,603
Bailiwick of Jersey - 1.1%
Ferguson PLC	37,000	5,820
Belgium - 1.1%
Azelis Group NV	24,200	616
KBC Groep NV	55,175	4,799
TOTAL BELGIUM		5,415
Bermuda - 2.0%
Genpact Ltd.	59,648	2,967
Hiscox Ltd.	120,473	1,584
IHS Markit Ltd.	46,436	5,423
TOTAL BERMUDA		9,974
Canada - 1.4%
Constellation Software, Inc.	3,780	6,510
Topicus.Com, Inc.	6,230	506
TOTAL CANADA		7,016
Cayman Islands - 0.7%
Parade Technologies Ltd.	51,000	3,768
Denmark - 1.8%
DSV A/S	36,604	7,437
GN Store Nord A/S	30,405	1,840
TOTAL DENMARK		9,277
Finland - 0.9%
Nordea Bank ABP	376,726	4,475
France - 15.6%
Air Liquide SA	31,400	5,371
ALTEN	26,675	4,351
Antin Infrastructure Partners SA	10,100	307
BNP Paribas SA	94,000	6,711
Capgemini SA	35,719	8,030
Compagnie de St. Gobain	67,600	4,574
Dassault Systemes SA	88,425	4,276
Edenred SA	103,154	4,431
Legrand SA	54,985	5,596
LVMH Moet Hennessy Louis Vuitton SE	15,360	12,616
Pernod Ricard SA	23,643	5,057
Safran SA	34,100	4,128
Teleperformance	17,088	6,435
Total SA	143,700	8,172
TOTAL FRANCE		80,055
Germany - 6.5%
Allianz SE	26,323	6,759
Auto1 Group SE (b)	4,600	80
Brenntag SE	41,900	3,590
Deutsche Borse AG	26,703	4,747
Hannover Reuck SE	25,029	5,049
Merck KGaA	26,900	5,899
SAP SE	14,549	1,825
Siemens Healthineers AG (b)	68,200	4,383
SUSE SA (a)	26,846	885
TOTAL GERMANY		33,217
Hong Kong - 1.5%
AIA Group Ltd.	721,900	7,537
Chervon Holdings Ltd. (a)	32,500	235
TOTAL HONG KONG		7,772
India - 1.4%
HDFC Bank Ltd.	194,184	3,908
Reliance Industries Ltd.	107,913	3,480
TOTAL INDIA		7,388
Ireland - 2.5%
Flutter Entertainment PLC (a)	12,724	1,939
ICON PLC (a)	11,600	3,082
Kingspan Group PLC (Ireland)	42,700	4,110
Linde PLC	11,734	3,739
TOTAL IRELAND		12,870
Italy - 2.4%
FinecoBank SpA	216,063	3,633
GVS SpA (b)	28,462	319
Moncler SpA	54,900	3,523
Recordati SpA	81,420	4,561
TOTAL ITALY		12,036
Japan - 14.7%
Advantest Corp.	32,600	2,775
Capcom Co. Ltd.	49,200	1,188
FUJIFILM Holdings Corp.	57,600	3,861
Hoya Corp.	53,631	6,954
Iriso Electronics Co. Ltd.	23,784	966
Kao Corp.	45,609	2,279
Keyence Corp.	9,717	4,984
Misumi Group, Inc.	87,900	2,852
Nitori Holdings Co. Ltd.	15,830	2,268
NOF Corp.	44,671	2,045
Olympus Corp.	167,576	3,750
Persol Holdings Co. Ltd.	121,960	3,148
Recruit Holdings Co. Ltd.	122,034	6,032
Relo Group, Inc.	91,446	1,650
Shin-Etsu Chemical Co. Ltd.	27,200	4,551
SMC Corp.	7,386	4,120
Sony Group Corp.	75,424	8,438
Suzuki Motor Corp.	52,571	2,238
TIS, Inc.	79,227	2,084
Tokyo Electron Ltd.	15,027	7,350
Tsuruha Holdings, Inc.	19,651	1,583
TOTAL JAPAN		75,116
Kenya - 0.3%
Safaricom Ltd.	4,605,600	1,496
Netherlands - 8.2%
Akzo Nobel NV	32,700	3,385
ASM International NV (Netherlands)	10,900	3,745
ASML Holding NV (Netherlands)	21,006	14,227
Euronext NV (b)	32,575	3,141
IMCD NV	32,050	5,513
Koninklijke Philips Electronics NV	60,869	2,025
Prosus NV	41,600	3,461
Wolters Kluwer NV	62,441	6,355
TOTAL NETHERLANDS		41,852
Spain - 2.3%
Aena SME SA (a)(b)	18,500	2,989
Amadeus IT Holding SA Class A (a)	73,496	5,054
Cellnex Telecom SA (b)	83,776	3,799
TOTAL SPAIN		11,842
Sweden - 5.5%
Addlife AB	124,837	3,592
AddTech AB (B Shares)	165,487	3,061
ASSA ABLOY AB (B Shares)	182,363	4,993
Atlas Copco AB (A Shares)	83,973	4,970
Hexagon AB (B Shares)	421,037	5,679
Indutrade AB	192,125	4,780
Kry International AB (c)(d)	156	44
Nordnet AB	82,500	1,286
TOTAL SWEDEN		28,405
Switzerland - 10.6%
Julius Baer Group Ltd.	72,357	4,729
Lonza Group AG	7,227	4,983
Nestle SA (Reg. S)	110,455	14,265
Roche Holding AG (participation certificate)	30,244	11,704
Sika AG	20,838	7,291
Sonova Holding AG	14,991	5,340
Zurich Insurance Group Ltd.	12,392	5,927
TOTAL SWITZERLAND		54,239
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	237,300	5,491
United Kingdom - 9.5%
Ashtead Group PLC	42,800	3,061
Beazley PLC (a)	401,144	2,663
Bridgepoint Group Holdings Ltd. (b)	207,539	1,080
Compass Group PLC	264,254	6,006
Dechra Pharmaceuticals PLC	49,884	2,802
Diageo PLC	163,276	8,239
Diploma PLC	73,867	2,772
Dr. Martens Ltd.	35,900	149
Future PLC	19,700	840
JTC PLC (b)	109,800	1,162
Lloyds Banking Group PLC	1	0
RELX PLC (London Stock Exchange)	213,484	6,567
Rentokil Initial PLC	633,833	4,439
Smith & Nephew PLC	165,679	2,818
St. James's Place PLC	187,500	3,870
Volution Group PLC	320,051	2,169
TOTAL UNITED KINGDOM		48,637
United States of America - 5.4%
Ares Management Corp.	54,823	4,370
Boston Scientific Corp. (a)	54,622	2,343
CBRE Group, Inc.	35,700	3,618
Equifax, Inc.	14,500	3,477
Intercontinental Exchange, Inc.	29,378	3,721
Marsh & McLennan Companies, Inc.	34,530	5,305
Moody's Corp.	9,600	3,293
Pool Corp.	3,400	1,619
TOTAL UNITED STATES OF AMERICA		27,746
TOTAL COMMON STOCKS (Cost $380,378)		496,730

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
Sweden - 0.1%
Kry International AB Series E (c)(d) (Cost $412)	901	257

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (e) (Cost $13,366)	13,363,630	13,366

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $394,156)	510,353
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,626
NET ASSETS - 100.0%	511,979

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,953,000 or 3.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $301,000 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68
Kry International AB Series E	5/14/21	412

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	18,433	64,130	69,197	3	-	-	13,366	0.0%
Total	18,433	64,130	69,197	3	-	-	13,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.